Supplemental Cash Flow Disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Disclosure [Abstract]
Summary of Changes in Non-cash Working Capital
	Year ended December 31
	2021	2020	2019
Cash provided by (used in):
Accounts receivable	7,328	(2,037)	(19,625)
Biological assets	3,829	13,789	19,328
Inventory	(18,318)	(12,315)	(57,977)
Prepaid expenses and deposits	(3,922)	2,280	(7,213)
Investments	(402)	—	—
Property, plant and equipment	22	—	—
Accounts payable and accrued liabilities	9,665	(20,793)	27,819
Convertible notes	—	—	(152)
	(1,798)	(19,076)	(37,820)

Changes in non-cash working capital relating to:
Operating	(1,534)	(5,259)	(41,626)
Investing	(612)	(11,319)	1,659
Financing	348	(2,498)	2,147
	(1,798)	(19,076)	(37,820)

Cash interest paid	—	6,094	13,753